Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of off-balance sheet financial instruments with credit risk
The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2016	2015
Loan commitments	$912,007	$888,411
Standby letters of credit	13,746	12,326